Summary of Significant Accounting Policies (Details) - USD ($)	Jan. 08, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 23, 2020
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0	0
Deferred tax asset		928,000
Cash equivalents			0
Federal depository insurance coverage		250,000	250,000
Deferred offering costs		$ 14,087,500	$ 450,000
Offering costs related to warrant liabilities	$ 828,000
Class B Common Stock | Over-allotment option
Shares subject to forfeiture			1,312,500	1,312,500
Class A Common Stock
Class A common stock subject to possible redemption, outstanding (in shares)		35,236,895	0